Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2012) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2011 and 2012 are as follows:

	2011	2012
	(in millions of yen)
Domestic offices:
Time deposits	17,655,932	17,232,463
Certificates of deposit	7,853,270	8,397,493

Total	25,509,202	25,629,956

Foreign offices:
Time deposits	6,166,293	6,420,138
Certificates of deposit	1,796,966	3,427,254

Total	7,963,259	9,847,392

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2012 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,124,190	8,396,843	31,521,033
Due after one year through two years	1,881,506	650	1,882,156
Due after two years through three years	1,498,412	—	1,498,412
Due after three years through four years	386,194	—	386,194
Due after four years through five years	403,424	—	403,424
Due after five years	134,283	—	134,283

Total	27,428,009	8,397,493	35,825,502

Foreign offices:
Due in one year or less	6,405,155	3,427,254	9,832,409
Due after one year through two years	13,479	—	13,479
Due after two years through three years	1,037	—	1,037
Due after three years through four years	1,678	—	1,678
Due after four years through five years	1,723	—	1,723
Due after five years	796	—	796

Total	6,423,868	3,427,254	9,851,122

Total	33,851,877	11,824,747	45,676,624